Segment Disclosures	12 Months Ended
Dec. 31, 2018
Segment Disclosures
Segment Disclosures

The Company has one operating segment, being mineral exploration, with assets located in Canada and the United States, as follows:

	December 31, 2018				December 31, 2017
	Canada	USA	Other	Total	Canada	USA	Total

Mineral property interests	$10,840	$3,387	$10	$14,237	$11,202	$3,263	$14,465
Leasehold improvements and equipment	80	-	-	80	107	-	107